Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of Other Current Financial Liabilities	Other current financial liabilities

	2022	2021
Sundry creditors	Ps. 977	Ps. 657
Derivative financial instruments	459	84
Total	Ps. 1,436	Ps. 741

Summary of Provisions and Other Non-current Liabilities	Provisions and other non-current liabilities

	2022	2021
Provisions	Ps. 3,887	Ps. 4,150
Taxes payable	38	53
Other (1)	2,015	2,007
Total	Ps. 5,940	Ps. 6,210
(1) Includes liabilities payable to the former shareholders.
Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2022	2021
Derivative financial instruments	Ps. 3,168	Ps. 9
Security deposits	695	499
Total	Ps. 3,863	Ps. 508

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2022 and 2021:

	2022	2021
Taxes	Ps. 1,823	2,066
Labor	1,385	1,472
Legal	679	612
Total (1)	Ps. 3,887	4,150
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 13.
Summary of Changes in Provisions

	2022	2021	2020
Balance at beginning of the period	Ps. 2,066	Ps. 2,540	Ps. 4,696
Penalties and other charges	109	30	—
New contingencies	306	148	186
Cancellation and adjustments	(177)	(59)	(152)
Payments	(473)	(236)	(187)
Reversal of indemnifiable items (1)	—	—	(1,177)
Other Effects	—	(263)	—
Effect of foreign currency exchange rates	(8)	(94)	(826)
Balance at end of the period	Ps. 1,823	Ps. 2,066	Ps. 2,540

(1) This amount for 2020 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).
25.5.2 Labor

	2022	2021	2020
Balance at beginning of the period	Ps. 1,472	Ps. 1,681	Ps. 2,222
Penalties and other charges	80	303	228
New contingencies	516	363	227
Cancellation and expiration	(385)	(445)	(51)
Contingencies added in business combinations	65	—	—
Payments	(301)	(358)	(561)
Effects of foreign currency exchange rates	(62)	(72)	(384)
Balance at end of the period	Ps. 1,385	Ps. 1,472	Ps. 1,681
25.5.3 Legal

	2022	2021	2020
Balance at beginning of the period	Ps. 612	Ps. 879	Ps. 1,065
Penalties and other charges	57	68	8
New contingencies	75	26	193
Cancellation and expiration	(79)	(241)	(141)
Contingencies added in business combinations	149	—	—
Payments	(110)	(97)	(111)
Effect of foreign currency exchange rates	(25)	(23)	(135)
Balance at end of the period	Ps. 679	Ps. 612	Ps. 879